Cost of Sales	12 Months Ended
Dec. 31, 2024
Cost of Sales [Abstract]
Cost of sales
5.	Cost of sales

Cost of sales for the year ended 31 December 2024 reflects expenses directly attributable to revenue-generating activities from Al Shola, consolidated into the Group for the period post the acquisition. These costs primarily include materials, subcontractor services, and logistics incurred as part of LPG system supply and installation.

In the comparative period, cost of sales related entirely to Fusion Fuel Portugal. As such, no cost of sales from this former subsidiary remains in the Group’s financial statements for the current period and figures recorded between 2024 and prior years are not considered comparable.

	2024	2023	2022
	€’000	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	1,168	-	-
Hydrogen technology (deconsolidated entity)	-	20,088	8,765
	1,168	20,088	8,765